Earnings per share (Details)	12 Months Ended
	Mar. 31, 2021 ₨ / shares shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2020 ₨ / shares shares	Mar. 31, 2019 ₨ / shares shares
Basic earnings per share [abstract]
Number of equity shares at the beginning of the year (excluding treasury shares)	165,776,132	165,776,132	165,847,972	165,910,907
Effect of treasury shares held	(56,014)	(56,014)	(154,020)	(100,672)
Effect of equity shares issued on exercise of stock options	124,222	124,222	64,432	103,801
Weighted average number of equity shares – Basic	165,844,340	165,844,340	165,758,384	165,914,036
Earnings per share of par value Rs.5 – Basic | (per share)	₨ 103.94	$ 1.42	₨ 117.63	₨ 113.28